FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	$ 475,502	$ 497,372
Total liabilities	1,156,869	1,832,228
Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	32,329	19,363
Total liabilities	57,359	31,537
Net position
Net position	(25,030)	(12,174)
Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	28,597	20,915
Total liabilities	87,391	60,384
Net position
Net position	(58,794)	(39,469)
Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	64,163	86,412
Total liabilities	416,168	862,742
Net position
Net position	(352,005)	(776,330)
Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	15,060	11,998
Total liabilities	3,655	3,909
Net position
Net position	11,405	8,089
Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	39,348	37,757
Total liabilities	35,206	58,797
Net position
Net position	4,142	(21,040)
U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	193,795	253,694
Total liabilities	409,346	687,836
Net position
Net position	(215,551)	(434,142)
Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	102,210	67,233
Total liabilities	147,744	127,023
Net position
Net position	$ (45,534)	$ (59,790)